PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of prepaid expenses and other current assets (Parenthetical) (Details) ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Finance receivable interest percentage		20
Long-term receivables from disposal of a subsidiary			¥ 13,137		¥ 0
Wuhang Yungteng Logistics Company Limited [Member]
Disposal group including discontinued operation consideration	¥ 26,676
Gain loss on disposal of business	¥ 1,000
Wuhang Yungteng Logistics Company Limited [Member] | Recoverable Within One Year
Long-term receivables from disposal of a subsidiary			1,964
Wuhang Yungteng Logistics Company Limited [Member] | Other Noncurrent Assets
Long-term receivables from disposal of a subsidiary			13,137
Minimum [Member]
Finance receivable interest percentage		12
Maximum [Member]
Finance receivable interest percentage		4
Finance Receivable One [Member]
Finance receivable principal amount				$ 15.3	97,548
Finance Receivable Two [Member]
Finance receivable principal amount			800	$ 4.7	29,966
Finance Receivable Three [Member]
Finance receivable principal amount			30,000		800
Finance Receivable Four [Member]
Finance receivable principal amount			40,000		12,000
Finance Receivable Five [Member]
Finance receivable principal amount			50,000		10,000
Finance Receivable Six [Member]
Finance receivable principal amount			1,000		30,000
Finance Receivable Seven [Member]
Finance receivable principal amount					¥ 40,000
Finance Receivable One Two And Three [Member]
Finance receivable principal amount		$ 20.0	¥ 139,292